Risk management and concentrations of risk (Details)	12 Months Ended
	Dec. 31, 2018 USD ($)	[1]
Lampung [Member]
Derivative [Line Items]
Derivative, Interest rate index	LIBOR
Derivative, Notional amount	$ 136,084,000
Derivative Liability, Fair Value carrying amount assets	$ (920,000)
Derivative, Term	Sept 2026
Derivative, Fixed interest rate	2.80%	[2]
Gallant [Member]
Derivative [Line Items]
Derivative, Interest rate index	LIBOR
Derivative, Notional amount	$ 114,563,000
Derivative Liability, Fair Value carrying amount assets	$ 613,000
Derivative, Term	Sept 2019
Derivative, Fixed interest rate	1.90%	[2]
Grace [Member]
Derivative [Line Items]
Derivative, Interest rate index	LIBOR
Derivative, Notional amount	$ 125,563,000
Derivative Liability, Fair Value carrying amount assets	$ 586,000
Derivative, Term	March 2020
Derivative, Fixed interest rate	2.30%	[2]
$385 million facility swaps [Member] | 2.9 % Interest Rate [Member]
Derivative [Line Items]
Derivative, Interest rate index	LIBOR
Derivative, Notional amount	$ 65,000
Derivative Liability, Fair Value carrying amount assets	$ (1,047)
Derivative, Term	Jan 2026
Derivative, Fixed interest rate	2.90%	[2]
$385 million facility swaps [Member] | 2.8% Interest Rate [Member]
Derivative [Line Items]
Derivative, Interest rate index	LIBOR
Derivative, Notional amount	$ 65,000
Derivative Liability, Fair Value carrying amount assets	$ (730)
Derivative, Term	Oct 2025
Derivative, Fixed interest rate	2.80%	[2]

[1]	All interest rate swaps are U.S. dollar denominated and principal amount reduces quarterly from the effective date of the interest rate swaps.
[2]	Excludes the margins paid on the floating-rate debt.